FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 5,277
On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	4,666
Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	611
Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	5,109
Forward freight agreements one [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	4,498
Forward freight agreements one [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	611
Forward freight agreements one [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	5,720
Forward freight agreements one [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	5,109
Forward freight agreements one [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	611
Forward freight agreements one [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(611)
Forward freight agreements one [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(611)
Forward freight agreements one [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements one [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	168
Forward freight agreements [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	168
Forward freight agreements [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements [Member] | Gross inflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	261	$ 458
Forward freight agreements [Member] | Gross inflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	261	458
Forward freight agreements [Member] | Gross inflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	0
Forward freight agreements [Member] | Gross inflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0	$ 0
Forward freight agreements [Member] | Gross outflow [Member]
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(93)
Forward freight agreements [Member] | Gross outflow [Member] | On demand or within 1 year
Gross settled:
Derivative financial liabilities, undiscounted cash flows	(93)
Forward freight agreements [Member] | Gross outflow [Member] | Within 2 to 5 years
Gross settled:
Derivative financial liabilities, undiscounted cash flows	0
Forward freight agreements [Member] | Gross outflow [Member] | Adjustment
Gross settled:
Derivative financial liabilities, undiscounted cash flows	$ 0